Risk/Return Detail Data - FidelityAdvisorIndustrialsFund-RetailPRO - USD ($)			12 Months Ended											60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2025	Sep. 30, 2025
FidelityAdvisorIndustrialsFund-RetailPRO | Fidelity Advisor Industrials Fund | Select Industrials Portfolio
Prospectus Line Items
Management Fees (as a percentage of Assets)	[1]	0.66%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[1]	0.02%
Expenses (as a percentage of Assets)		0.68%
Expense Example, with Redemption, 1 Year		$ 69
Expense Example, with Redemption, 3 Years		218
Expense Example, with Redemption, 5 Years		379
Expense Example, with Redemption, 10 Years		$ 847
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			23.35%											12.12%	10.09%
Annual Return [Percent]				23.35%	22.99%	(10.39%)	16.92%	11.48%	28.09%	(15.34%)	19.87%	15.77%	(1.94%)
FidelityAdvisorIndustrialsFund-RetailPRO | Fidelity Advisor Industrials Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Industrials Fund /Industrials Portfolio
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Industrials Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29 % of the average value of its portfolio.
Portfolio Turnover, Rate		29.00%
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment. Industrial products, services and equipment, such as capital goods, construction services, machinery, commercial services, and transportation, are generally considered to be sensitive to the business cycle. These companies may include, for example, manufacturers of civil or military aerospace and defense equipment, building components, and home improvement products and equipment; civil engineering companies and large-scale contractors; companies that produce electrical components or equipment; manufacturers of industrial machinery and industrial components and products; manufacturers of agricultural machinery and equipment; providers of commercial printing services; companies providing business support services related to human capital management and office supplies, providers of commercial data processing and business outsourcing services, environmental and facilities maintenance; companies providing transportation services, including airlines, couriers, marine, road & rail, and transportation infrastructure. Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]		Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Class I shares from year to year and compares the performance of Class I shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. The index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information for Class I. Performance history will be available at www.fidelity.com for Industrials Portfolio, a class of shares of Fidelity Advisor® Industrials Fund, after the class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of Class I shares from year to year and compares the performance of Class I shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Class I, a class of shares of the fund that is not offered through this prospectus. Industrials Portfolio would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Industrials Portfolio's returns would differ from Class I's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		16.73%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		19.89%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(28.74%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorIndustrialsFund-RetailPRO | Fidelity Advisor Industrials Fund | After Taxes on Distributions | Select Industrials Portfolio
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			22.23%											10.25%	8.26%
FidelityAdvisorIndustrialsFund-RetailPRO | Fidelity Advisor Industrials Fund | After Taxes on Distributions and Sales | Select Industrials Portfolio
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.65%											9.24%	7.69%
FidelityAdvisorIndustrialsFund-RetailPRO | Fidelity Advisor Industrials Fund | F1511
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI U.S. IMI Industrials 25-50 Index
Average Annual Return, Percent			17.05%											12.27%	10.95%
FidelityAdvisorIndustrialsFund-RetailPRO | Fidelity Advisor Industrials Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			25.02%											14.53%	13.10%
Document Type		485BPOS
Registrant Name		Fidelity Advisor Series VII

[1]	A Based on estimated amounts for the current fiscal year.